PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Year One	$ 190
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	186
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	193
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	194
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	202
Defined Benefit Plan, Expected Future Benefit Payment, after Year Five for Next Five Years	1,055
Defined Benefit Plan, Expected Future Benefit Payment, Total	2,020
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payment, Year One	6
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	4
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	3
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	2
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	2
Defined Benefit Plan, Expected Future Benefit Payment, after Year Five for Next Five Years	9
Defined Benefit Plan, Expected Future Benefit Payment, Total	$ 26